RELATED PARTY TRANSACTIONS (Details 1) - Loans Payable - Related Party [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Beginning balance	$ 6,194	$ 13,257	$ 12,821
Proceeds		0	0
Payments	(108,500)	(6,210)	0
Foreign currency translation	267	(853)	436
Ending balance	0	6,194	$ 13,257
Loan payable Set-offs	$ 102,039	$ 0